Intangible Assets (Details) - Schedule of commitments for technological developments - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Software and licenses [Member]
Intangible Assets (Details) - Schedule of commitments for technological developments [Line Items]
Amount of Commitment	$ 7,097	$ 3,830